CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Common shares, shares issued	50,000,000	50,000,000
Common shares, shares outstanding	0	5,114,713
Shares subject to possible redemption	50,000,000	44,885,287
Class A Common Stock Subject to Redemption
Shares subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Shares subject to possible redemption	50,000,000	44,885,287
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	12,500,000	12,500,000
Common shares, shares outstanding	12,500,000	12,500,000